UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/2007

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       10/22/2007
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $217,685


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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                                                 Lawson Kroeker Investment Management, Inc.
                                                                   FORM 13F
                                                              September 30, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1650  1735000 PRN      SOLE                  1410000            325000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     4304  4640000 PRN      SOLE                  2495000           2145000
ABBOTT LABS                    COM              002824100     2336    43573 SH       SOLE                    43423               150
AMGEN INC                      COM              031162100      751    13270 SH       SOLE                    13270
ANADARKO PETROLEUM CORP        COM              032511107     1155    21496 SH       SOLE                    21496
AT&T INC                       COM              00206R102      215     5088 SH       SOLE                     5088
AVERY DENNISON CORP            COM              053611109     6320   110841 SH       SOLE                    85216             25625
BERKSHIRE HATHAWAY INC         COM              084670108     3437       29 SH       SOLE                       17                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207     3102      785 SH       SOLE                      785
BJ SERVICES CO                 COM              055482103      621    23405 SH       SOLE                    23405
BP PLC SPONS ADR               COM              055622104      469     6758 SH       SOLE                     6758
CATO CORP                      COM              149205106     4766   233150 SH       SOLE                   162013             71137
CEMEX S.A.B. de C.V.           COM              151290889     1058    35366 SH       SOLE                    35366
CHEVRON CORP                   COM              166764100     9075    96976 SH       SOLE                    61376             35600
CHICAGO BRIDGE & IRON          COM              167250109    13104   304310 SH       SOLE                   221235             83075
COLGATE PALMOLIVE CO           COM              194162103      629     8825 SH       SOLE                     8450               375
CONAGRA FOODS INC              COM              205887102      225     8624 SH       SOLE                     8624
CONOCOPHILLIPS                 COM              20825c104     8476    96576 SH       SOLE                    69690             26886
CONSTELLATION ENERGY           COM              210371100     1543    17985 SH       SOLE                    17985
CORNING INC                    COM              219350105     8378   339865 SH       SOLE                   236965            102900
CURRENCYSHARES EURO TR         COM              23130C108     5690    39780 SH       SOLE                    28480             11300
DOMINION RESOURCES INC.        COM              25746U109     2248    26671 SH       SOLE                    26671
ENERPLUS RESOURCES FUND        COM              29274D604     1785    37825 SH       SOLE                    37825
EXXON MOBIL CORP               COM              30231G102      742     8012 SH       SOLE                     8012
FISERV INC                     COM              337738108     1324    26025 SH       SOLE                    26025
FORDING CANADIAN COAL TRUST    COM              345425102    10097   260355 SH       SOLE                   209230             51125
FOREST OIL CO                  COM              346091705     2695    62618 SH       SOLE                    41418             21200
FREEPORT MCMORAN COPPER & GOLD COM              35671D857    12114   115495 SH       SOLE                    85020             30475
GENCORP INC                    COM              368682100     2082   174100 SH       SOLE                   102775             71325
GENERAL ELECTRIC CO            COM              369604103     1827    44126 SH       SOLE                    44126
GPE BRUX LAMBERT               COM              7097328       4442    36335 SH       SOLE                    35885               450
INVERNESS MEDICAL INNOVATIONS  COM              46126P106      525     9496 SH       SOLE                     9496
JOHNSON & JOHNSON              COM              478160104      404     6145 SH       SOLE                     6145
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     6318   196395 SH       SOLE                   147470             48925
KAYDON CORP                    COM              486587108     1000    19235 SH       SOLE                    19235
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     2289    22415 SH       SOLE                    22415
LABORATORY CORP OF AMERICA     COM              50540R409     6530    83470 SH       SOLE                    60470             23000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     9817   126495 SH       SOLE                    96110             30385
MEDTRONIC INC                  COM              585055106      956    16950 SH       SOLE                    16950
NEWMONT MNG CORP               COM              651639106     7726   172720 SH       SOLE                   121420             51300
NEXEN INC                      COM              65334H102     8431   276060 SH       SOLE                   184710             91350
PEABODY ENERGY CORP            COM              704549104     8936   186667 SH       SOLE                   136092             50575
PERFORMANCE FOOD GROUP         COM              713755106     3745   124295 SH       SOLE                    88495             35800
PFIZER INC.                    COM              717081103     2640   108081 SH       SOLE                    86081             22000
PLUM CREEK TIMBER              COM              729251108     6293   140590 SH       SOLE                    99415             41175
PROGRESSIVE CORP               COM              743315103     1204    62050 SH       SOLE                    62050
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1437    17485 SH       SOLE                    17485
SENSE TECHNOLOGIES INC         COM              816923106        1    10000 SH       SOLE                    10000
TELOVAX CORP                   COM              87972W100        7    67000 SH       SOLE                    67000
TEXAS PACIFIC LAND TRUST       COM              882610108     6098   115275 SH       SOLE                    84375             30900
VIACOM INC. - CL B             COM              92553P201      384     9847 SH       SOLE                     9358               489
VULCAN MATERIALS               COM              929160109     8465    94955 SH       SOLE                    70255             24700
WEATHERFORD INTL               COM              g95089101     1514    22530 SH       SOLE                    22530
WINNEBAGO INDUSTRIES           COM              974637100     4095   171470 SH       SOLE                   135370             36100
WYETH                          COM              983024100      513    11525 SH       SOLE                    11325               200
S&P 500 DEPOSITORY RECEIPTS                     78462F103     1753    11490 SH       SOLE                    11490
iShares MSCI JAPAN INDEX FUND                   464286848     3519   245372 SH       SOLE                   242322              3050
JACOB INTERNET FUND                             469787105       34 11690.857SH       SOLE                11690.857
WEITZ FUNDS - HICKORY FD                        94904P500      219 5848.988 SH       SOLE                 5848.988
WEITZ FUNDS - VALUE FUND                        94904P203      235 6411.315 SH       SOLE                 6411.315
BERKSHIRE HATHAWAY INC                          084670108     5570       47 SH       SOLE                       47
BERKSHIRE HATHAWAY INC CL B                     084670207      368       93 SH       SOLE                       93
                                                            217685

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